Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net (loss) income	$ (896,690)	$ 1,047,641	$ 1,415,745
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Accrued interest income from loans	(199,954)	(317,171)
Net investment loss (gain)	142,367	(1,461,227)	(1,798,894)
Changes in operating assets and liabilities:
Deferred offering cost		(130,134)	60,000
Due from intercompany		(5,000)
Due to intercompany		3,067
Prepaid expenses and other current assets			40,000
Net cash used in operating activities	(954,277)	(862,824)	(283,149)
Cash flows from investing activities
Loans to third parties	(1,092,453)	(11,260,542)
Repayment from third-party loans	3,810,089	8,830,933
Purchases of held-to-maturity investments	(18,200,000)	(11,000,000)
Redemption of held-to-maturity investments	7,500,000	7,159,018
Deposit for acquisition	(1,010,000)
Net cash used in investing activities	(8,992,364)	(6,270,591)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	8,200,000	15,142,902
Net cash provided by financing activities	8,200,000	15,142,902
Net (decrease) increase in cash	(1,746,641)	8,009,487	(283,149)
Cash at beginning of year	8,236,065	226,578	509,727
Cash at end of year	$ 6,489,424	$ 8,236,065	$ 226,578